Performance Management - Guardian Core Fixed Income VIP Fund	Feb. 28, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

“The Fund engaged the Subadviser and modified its principal investment strategies as of March 3, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund’s prior manager and principal investment strategies.”

Performance Table Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.